Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.2%
8,292	iShares 20+ Year Treasury Bond ETF	$ 1,123,151	1.9
2,491	iShares Russell 2000 ETF	550,362	1.0
8,573	Vanguard S&P 500 ETF	3,123,144	5.4
34,296	Vanguard Value ETF	4,508,552	7.9

	Total Exchange-Traded Funds
	(Cost $7,861,808)	9,305,209	16.2

MUTUAL FUNDS: 83.8%
	Affiliated Investment Companies: 83.8%
565,990	Voya High Yield Bond Fund - Class R6	4,527,916	7.9
545,337	Voya Intermediate Bond Fund - Class R6	5,589,709	9.7
40,463	Voya Large-Cap Growth Fund - Class R6	2,261,888	3.9
59,641	Voya MidCap Opportunities Portfolio - Class R6	1,107,527	1.9
153,965	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,303,315	4.0
205,147	Voya Multi-Manager International Equity Fund - Class I	2,796,153	4.9
162,613	Voya Multi-Manager International Factors Fund - Class I	1,715,564	3.0
108,796	Voya Multi-Manager Mid Cap Value Fund - Class I	1,192,408	2.1
113,251	Voya Short Term Bond Fund - Class R6	1,130,240	2.0
191,778	Voya U.S. High Dividend Low Volatility Fund - Class R6	2,613,929	4.6
405,036	Voya U.S. Stock Index Portfolio - Class I	8,137,168	14.2
326,693	VY® BrandywineGLOBAL - Bond Portfolio - Class I	3,936,648	6.9
65,503	VY® Columbia Contrarian Core Portfolio - Class I	1,463,991	2.6
54,256	(1) VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	1,143,167	2.0
176,853	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	5,829,061	10.2
20,572	VY® T. Rowe Price Growth Equity Portfolio - Class I	2,264,360	3.9
	Total Mutual Funds
	(Cost $41,501,236)	48,013,044	83.8

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Total Investments in Securities (Cost $49,363,044)	$ 57,318,253	100.0
Liabilities in Excess of Other Assets	(2,508)	–
Net Assets	$ 57,315,745	100.0

(1)	Non-income producing security.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,305,209	$–	$–	$9,305,209
Mutual Funds	48,013,044	–	–	48,013,044
Total Investments, at fair value	$57,318,253	$–	$–	$57,318,253

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$4,471,055	$336,506	$(238,093)	$(41,552)	$4,527,916	$61,060	$1,892	$-
Voya Intermediate Bond Fund - Class R6	5,548,318	623,387	(363,105)	(218,891)	5,589,709	44,644	(3,129)	-
Voya Large-Cap Growth Fund - Class R6	2,302,258	111,242	(111,436)	(40,176)	2,261,888	-	26,249	-
Voya MidCap Opportunities Portfolio - Class R6	1,171,235	35,309	(74,855)	(24,162)	1,107,527	-	26,365	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,322,190	74,347	(131,993)	38,771	2,303,315	-	30,107	-
Voya Multi-Manager International Equity Fund - Class I	2,869,868	88,273	(188,367)	26,379	2,796,153	-	62,464	-
Voya Multi-Manager International Factors Fund - Class I	1,715,644	65,770	(103,327)	37,477	1,715,564	-	14,199	-
Voya Multi-Manager Mid Cap Value Fund - Class I	1,147,943	35,309	(119,591)	128,747	1,192,408	-	21,185	-
Voya Short Term Bond Fund - Class R6	1,105,850	86,728	(59,528)	(2,810)	1,130,240	5,644	468	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	2,556,338	227,784	(338,106)	167,913	2,613,929	-	41,269	-
Voya U.S. Stock Index Portfolio - Class I	7,360,877	901,351	(448,186)	323,126	8,137,168	-	136,713	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3,875,521	264,271	(169,997)	(33,147)	3,936,648	-	39,991	-
VY® Columbia Contrarian Core Portfolio - Class I	1,421,894	44,136	(74,682)	72,643	1,463,991	-	26,348	-
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	1,174,228	85,072	(182,676)	66,543	1,143,167	-	61,071	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	5,607,104	318,367	(274,992)	178,582	5,829,061	-	60,275	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,268,824	100,183	(136,483)	31,836	2,264,360	-	26,590	-
	$46,919,147	$3,398,035	$(3,015,417)	$711,279	$48,013,044	$111,348	$572,057	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $50,315,260.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$8,300,784
Gross Unrealized Depreciation	(1,297,791)
Net Unrealized Appreciation	$7,002,993